OTHER RECEIVABLES AND PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Other Receivables and Prepayments [Abstract]
Disclosure of detailed information for prepayments and other receivables text block [Table Text Block]
	2020	2019
	US$’000	US$’000
Deposits	291	346
Prepayments	3,471	2,693
Voyages in progress	9,126	10,377
Loan receivables	1,229	-
Other receivables	4,630	3,627
	18,747	17,043
Included in assets of a disposal group held for sale (Note 40) (i)	(7)	(92)
	18,740	16,951

(i)

For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.